VESSELS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ (60,392)	$ (55,298)
Cost | Vessels and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross, beginning balance	1,693,171
Depreciation	0
Capital improvements	12,623
Reclassification from investments in direct financing leases	355,635
Transfer to assets held for sale	(5,500)
Property, Plant and Equipment, gross, ending balance	2,055,929		$ 1,693,171
Accumulated Depreciation | Vessels and equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	492,381		452,473
Depreciation	(39,908)
Capital improvements	0
Reclassification from investments in direct financing leases	0
Transfer to assets held for sale	0
Vessels and Equipment, net | Vessels and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, net, beginning balance	1,240,698
Depreciation	(39,908)
Capital improvements	12,623
Reclassification from investments in direct financing leases	355,635
Transfer to assets held for sale	(5,500)
Property, Plant and Equipment, net, ending balance	$ 1,563,548		$ 1,240,698